Events After the Reporting Period - Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Non-current assets	€ 90,707	€ 95,135
Current assets	23,340	19,931
Assets	114,047	115,066
Non-current liabilities	57,418	59,382
Current liabilities	29,649	€ 29,066
Telefónica Móviles Panamá, S.A.
Entity Information [Line Items]
Non-current assets	332
Current assets	34
Assets	366
Non-current liabilities	69
Current liabilities	71
Liabilities	140
Telefonía Celular de Nicaragua, S.A.
Entity Information [Line Items]
Non-current assets	146
Current assets	38
Assets	184
Non-current liabilities	21
Current liabilities	49
Liabilities	70
Telefónica de Costa Rica TC, S.A.
Entity Information [Line Items]
Non-current assets	177
Current assets	51
Assets	228
Non-current liabilities	32
Current liabilities	53
Liabilities	€ 85